Offerings - Offering: 1	Dec. 17, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	21,418,750
Proposed Maximum Offering Price per Unit	21.50
Maximum Aggregate Offering Price	$ 460,503,125.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 63,595.48
Offering Note	Registered securities includes 2,793,750 shares of common stock issuable upon exercise of the underwriters' option to purchase additional shares of common stock. The maximum aggregate offering price is calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3 (File No. 333-277036) on February 13, 2024 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith. The prospectus supplement to which this exhibit is attached is a final prospectus for the related offering.